Financing Arrangements - Future Maturities (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Arrangements
Nine months ending December 31, 2015	$ 2,139,772
2016	2,374,485	$ 2,374,486
Thereafter	192,000
Total debt, net	$ 4,706,257	$ 4,636,703	$ 7,103,925